Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	May 17, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	36,704,639	32,201,306		29,892,806
Common stock, shares outstanding (in shares)	36,704,639	32,201,306		29,892,806